Condensed Statements Of Consolidated Income (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating revenues:
Nonaffiliates	$ 773	$ 693	$ 2,137	$ 1,912	$ 2,585	$ 2,366	$ 2,092
Affiliates	281	273	746	728	967	962	1,026
Total operating revenues	1,054	966	2,883	2,640	3,552	3,328	3,118
Operating expenses:
Wholesale transmission service	193	146	557	417	588	502	439
Operation and maintenance	183	169	517	502	681	669	658
Depreciation and amortization	218	207	638	608	814	771	719
Provision in lieu of income taxes (Note 10)	98	93	221	190	247	240	209
Taxes other than amounts related to income taxes	115	112	330	315	424	415	400
Total operating expenses	807	727	2,263	2,032	2,754	2,597	2,425
Operating income	247	239	620	608	798	731	693
Other income and deductions:
Other income (Note 11)	3	4	10	14	18	26	30
Other deductions (Note 11)	4	2	11	11	15	64	9
Nonoperating provision in lieu of income taxes		1	1	1	2	(6)	20
Interest income	1		3	2	4	24	32
Interest expense and related charges (Note 11)	89	94	266	283	371	374	359
Net income	$ 158	$ 146	$ 355	$ 329	$ 432	$ 349	$ 367